Financial Assets and Liabilities - Summary of Borrowings (Details) - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Sep. 30, 2019	Jun. 30, 2019
Current
Borrowing arrangements	$ 18,851	$ 14,007
Current borrowings	18,851	14,007
Non-current
Borrowing arrangements	61,549	65,601
Less: transaction costs	(6,738)	(6,738)
Amortization of carrying amount, net of payments made	10,070	8,416
Borrowings	$ 64,881	$ 67,279